Client Name:
Client Project Name:	SEMT 2025-11
Start - End Dates:	5/26/2025 - 9/25/2025
Deal Loan Count:	187

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	4
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	4
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH183	Credit report incomplete	2
Credit	DTI	CRDDTI105	Debt Ratio Exception xxx% or Less	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least xxx%, but less than xxx%	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - xxx Form Used in Refinance With Original Creditor	4
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in xxx days of application	2
Total				31

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